   Duff & Phelps
   Utilities
   Tax-Free
   Income Inc.
------------------------------------------------------------
   Semi-Annual Report
   April 30, 1998

----------------------------------------------------------
DUFF & PHELPS UTILITIES
TAX-FREE INCOME INC.
Portfolio of Investments
April 30, 1998
(Unaudited)

----------------------------------------------------------
              Principal
  Moody's      Amount                                  Value
   Rating       (000)          Description (a)        (Note 1)
----------------------------------------------------------
                          LONG-TERM INVESTMENTS--96.9%
                          California--15.9%
                          Foothill/Eastern Trans.
                            Corridor Agency
                            California Toll Road
                            Revenue
Baa            $ 5,640    6.00%, 1/1/34, Ser. A.... $  5,827,925
                          Fresno Swr. Rev.,
Aaa              3,030    6.00%, 9/1/09,
                            A.M.B.A.C..............    3,367,239
Aaa              2,000    6.25%, 9/1/14,
                            A.M.B.A.C..............    2,271,860
                          Pomona California Sngl.
                            Fam. Mortgage Rev.,
Aaa              2,705    7.375%, 8/1/10...........    3,195,416
                          Riverside County
                            California Sngl. Fam.
                            Rev., Mortgage Backed
Aaa              2,500    7.80%, 5/1/21, Ser. A....    3,322,775
                          San Bernardino County California
                            Residential Mtge. Rev.,
Aaa              7,840(c) 9.60%, 9/1/15
                            Prerefunded 9/1/96
                            @$100..................   11,867,330
                          Santa Monica Waste Wtr.
                            Enterprise Rev.,
                            Hyperion Proj.,
A1               2,000(c) 6.70%, 1/1/22, Ser. A,
                            Prerefunded 1/1/02
                            @$102..................    2,195,400
                                                    ------------
                                                      32,047,945
                                                    ------------
                          Colorado--3.2%
                          Colorado Hsg. Fin. Auth.,
                            Sngl. Fam. Prog.,
Aa2              2,270    8.00%, 6/1/25............    2,506,239
Aa2              1,325    8.125%, 6/1/25...........    1,491,910
                          Colorado Springs Utils.
                            Rev.,
Aa2              2,300    6.50%, 11/15/15, Ser.
                            A......................    2,480,412
                                                    ------------
                                                       6,478,561
                                                    ------------
                          Delaware--1.9%
                          Delaware St., Econ. Dev.
                            Auth. Rev., Delmarva
                            Pwr. Ser. B
Aaa              3,500    6.75%, 5/1/19,
                            A.M.B.A.C..............    3,803,765
                                                    ------------
----------------------------------------------------------
              Principal
  Moody's      Amount                                  Value
   Rating       (000)          Description (a)        (Note 1)
----------------------------------------------------------
                          Florida--7.1%
                          Dade County Water & Sewer
                            Systems Rev.,
Aaa            $ 3,000    5.25%, 10/1/26........... $  2,973,600
                          Florida St. Bd. Ed. Cap.
                            Outlay,
                            Pub. Ed.
Aa2              5,000    5.25%, 6/1/23, Ser. D....    4,897,350
                          Martin Cnty. Ind. Dev.
                            Auth.
                            Rev., Indiantown Cogen.
                            Proj.,
Baa3             1,000    7.875%, 12/15/25.........    1,165,330
                          Reedy Creek Impvt. Dist.
                            Utils. Rev., Ser. 1,
Aaa              5,500    5.00%, 10/1/19,
                            M.B.I.A................    5,331,040
                                                    ------------
                                                      14,367,320
                                                    ------------
                          Georgia--6.3%
                          Mun. Elec. Auth. Pwr.
                            Rev.,
                            Ser. Y,
Aaa              2,615    6.40%, 1/1/13,
                            A.M.B.A.C..............    2,980,420
                          Mun. Elec. Auth. Rev.,
                            Ser. X,
Aaa              2,750    6.50%, 1/1/20,
                            M.B.I.A.-I.B.C.........    3,213,210
Aaa              5,500    6.50%, 1/1/20,
                            A.M.B.A.C..............    6,426,420
                                                    ------------
                                                      12,620,050
                                                    ------------
                          Idaho--4.0%
                          Idaho Housing Agency,
                            Sngl. Fam. Mortgage
                            Senior
Aa               4,105    6.65%, 7/1/14, Ser. B....    4,413,655
Aaa              3,365    6.60%, 7/1/27, Ser. B....    3,557,781
                                                    ------------
                                                       7,971,436
                                                    ------------
                          Illinois--8.5%
                          Chicago Gas Supply Rev.,
                            (People's Gas, Lt. &
                            Coke Co.),
Aa3              4,600    6.875%, 3/1/15...........    5,010,504
                          Chicago Illinois
Aaa              4,000    6.25%, 1/1/11............    4,492,800
                          Chicago Illinois Sales
                            Tax Rev.,
Aaa              5,000    5.375%, 1/1/27...........    4,981,450
                          Chicago Waterworks Rev.,
A1               2,500(c) 7.20%, 11/15/16, Ser.
                            1989
                            Prerefunded 11/15/99
                            @$102..................    2,669,450
                                                    ------------
                                                      17,154,204
                                                    ------------

                                          See Notes to Financial Statements.

----------------------------------------------------------
              Principal
  Moody's      Amount                                  Value
   Rating       (000)          Description (a)        (Note 1)
----------------------------------------------------------
                          Indiana--2.7%
                          Indiana Mun. Pwr. Agcy.,
                            Pwr. Supply Sys. Rev.,
Aaa            $ 5,000    6.00%, 1/1/13,
                            M.B.I.A................ $  5,526,000
                                                    ------------
                          Louisiana--5.5%
                          St. Charles Parish, Poll. Ctrl. Rev.,
                            (Louisiana Pwr. & Lt. Co.),
Baa3             3,500    8.25%, 6/1/14............    3,730,650
Baa3             5,500    8.00%, 12/1/14, Ser.
                            1989...................    5,930,595
Aaa              1,250    7.00%, 12/1/22...........    1,379,325
                                                    ------------
                                                      11,040,570
                                                    ------------
                          Massachusetts--3.0%
                          Massachusetts St., Wtr.
                            Res. Auth., Ser. A,
Aaa              5,330    7.00%, 8/1/13,
                            M.B.I.A................    6,121,825
                                                    ------------
                          Nebraska--2.8%
                          Omaha Pub. Pwr. Dist.,
                            Elec. Rev.,
Aa2              2,500    6.15%, 2/1/12, Ser. B....    2,788,025
Aa2              2,500    6.20%, 2/1/17, Ser. B....    2,762,650
                                                    ------------
                                                       5,550,675
                                                    ------------
                          New York--10.1%
                          New York City Mun. Wtr.
                            Fin. Auth., Wtr. & Swr.
                            Sys. Rev.,
A2               3,760(c) 7.10%, 6/15/12
                            Prerefunded 6/15/01
                            @$101..................    4,097,911
                          New York St. Dorm. Auth.
                            Rev.,
                            Comsewogue Pub. Lib.
                            Insd.
Aaa              2,770    6.00%, 7/1/15,
                            M.B.I.A................    2,961,019
                          New York St. Energy
                            Research & Dev. Auth.
                            Facs. Rev.,
                            (Con Edison Co. of
                            N.Y.),
A1               3,000    6.75%, 1/15/27, Ser.
                            92A....................    3,169,110
A1               4,000    7.125%, 12/1/29..........    4,517,520
                          New York St. Envir. Fac.
                            Corp.
                            Poll. Ctrl. Rev.,
Aaa              5,000    6.90%, 11/15/15..........    5,671,850
                                                    ------------
                                                      20,417,410
                                                    ------------
                          Pennsylvania--1.6%
                          Montgomery Cnty. Ind.
                            Dev.
                            Auth., Poll. Ctrl.
                            Rev., (Philadelphia
                            Elec. Co.),
Aaa              3,000    6.70%, 12/1/21,
                            M.B.I.A................    3,246,540
                                                    ------------
----------------------------------------------------------
              Principal
  Moody's      Amount                                  Value
   Rating       (000)          Description (a)        (Note 1)
----------------------------------------------------------
                          Tennessee--1.6%
                          Tennessee Hsg. Dev.
                            Agcy.,
                            Mortgage Finance
Aaa            $ 3,135    6.15%, 7/1/15, Ser. B.... $  3,303,005
                                                    ------------
                          Texas--6.7%
                          Brazos River Auth., Poll.
                            Ctrl. Rev., (Texas
                            Utils. Elec.),
Baa1             8,000    7.875%, 3/1/21...........    8,769,120
                          San Antonio Elec. & Gas
                            Rev.,
Aaa              3,425(c) 6.50%, 2/1/12, Ser. B....    3,543,334
                          Prerefunded 2/1/99
                            @$101.5
Aa1              1,075    6.50%, 2/1/12, Ser. B....    1,108,196
                                                    ------------
                                                      13,420,650
                                                    ------------
                          Washington--13.9%
                          Conservation & Renewable
                            Energy Sys.
                            Conservation Proj.
                            Rev.,
Aa1              2,600    6.875%, 10/1/11..........    2,925,546
                          Lewis Cnty. Pub. Utils.
                            Dist. No. 1, Cowlitz
                            Falls Hydroelectric
                            Proj. Rev.,
Aaa              5,000(c) 7.00%, 10/1/22
                            Prerefunded 10/1/01
                            @$102..................    5,518,000
                          Snohomish Cnty., Pub.
                            Utils.
                            Dist. No. 1 Elec. Rev.,
A1               1,500    6.90%, 1/1/06, Ser. A....    1,609,860
A1               8,000    5.80%, 1/1/24............    8,132,800
                          Washington St. Pub. Pwr. Supply,
                            Nuclear Proj. No. 1 Rev.,
Aaa              2,500    6.875%, 7/1/17, Ser. A...    2,730,775
                          Nuclear Proj. No. 2 Rev.,
Aa1              2,400    6.00%, 7/1/07............    2,591,088
                          Nuclear Proj. No. 3 Rev.,
Aa1              2,170    6.75%, 7/1/05, Ser. A....    2,363,043
Aaa              1,000(c) 7.25%, 7/1/15, Ser. B
                            Prerefunded 1/1/00
                            @$102..................    1,069,950
Aa1              1,000    6.50%, 7/1/18............    1,081,630
                                                    ------------
                                                      28,022,692
                                                    ------------
                          Wyoming--2.1%
                          Wyoming St. Farm Loan
                            Board Capital Fac.
                            Rev.,
AA-*             4,000    5.75%, 10/1/20...........    4,300,120
                                                    ------------
                          Total long-term
                            investments
                            (cost $179,228,599)....  195,392,768
                                                    ------------

                                          See Notes to Financial Statements.

----------------------------------------------------------
              Principal
  Moody's      Amount                                  Value
   Rating       (000)          Description (a)        (Note 1)
----------------------------------------------------------
                          SHORT-TERM INVESTMENTS--1.4%
                          Goldman Sachs Tax Exempt
                            Money Market Fund,
NR             $ 2,643    3.69%.................... $  2,642,895
                          California Poll. Ctrl.
                            Fin. Auth. Rev.,
                            So. Cal. Ed., Ser. 86B
VMIG1              300    4.10%, 2/28/08,
                            F.R.D.D................      300,000
                                                    ------------
                          Total short-term
                            investments
                            (cost $2,942,895)......    2,942,895
                                                    ------------
                          Total Investments--98.3%
                            (cost $182,171,494)....  198,335,663
                          Other assets in excess of
                            liabilities--1.7%......    3,352,485
                                                    ------------
                          Net Assets--100%......... $201,688,148
                                                    ------------
                                                    ------------

---------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation.
    M.B.I.A.--Municipal Bond Insurance Association.
    F.R.D.D.--Floating Rate Daily Demand Note (b).
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Daily Demand Notes is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c) Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.
* Standard & Poor's rating.
  NR--Not Rated by Moody's or Standard & Poor's.

----------------------------------------------------------
DUFF & PHELPS UTILITIES
TAX-FREE INCOME INC.
Statement of Assets and Liabilities
April 30, 1998
(Unaudited)
----------------------------------------------------------
Assets
Investments, at value (cost
  $182,171,494)........................   $198,335,663
Cash...................................         22,483
Interest receivable....................      3,565,078
Receivable for investments sold........         56,838
                                          ------------
  Total assets.........................    201,980,062
                                          ------------
Liabilities
Accrued expenses.......................        102,343
Dividends payable......................         87,881
Advisory fee payable (Note 2)..........         78,223
Administration fee payable (Note 2)....         23,467
                                          ------------
  Total liabilities....................        291,914
                                          ------------
Net Assets.............................   $201,688,148
                                          ------------
                                          ------------
Capital
Remarketed preferred stock ($.01 par
  value; 1,300
  preferred shares, issued and
  outstanding, liquidation preference
  $50,000 per share; Note 4)...........   $ 65,000,000
                                          ------------
Common stock at par ($.01 par value;
  600,000,000
  shares authorized and 8,420,679
  issued and outstanding)..............         84,207
Paid-in capital........................    116,258,506
Undistributed net investment income....      1,483,422
Accumulated net realized gain on
  investments..........................      2,697,844
Net unrealized appreciation on
  investments..........................     16,164,169
                                          ------------
  Net assets applicable to common stock
    (equivalent to $16.23 per share
    based on 8,420,679 shares
    outstanding).......................    136,688,148
                                          ------------
  Total capital (Net assets)...........   $201,688,148
                                          ------------
                                          ------------

See Notes to Financial Statements.        See Notes to Financial Statements.
                                       6

----------------------------------------------------------
DUFF & PHELPS UTILITIES
TAX-FREE INCOME INC.
Statement of Operations
Six Months Ended April 30, 1998
(Unaudited)
----------------------------------------------------------
Net Investment Income
Income
  Interest..............................   $ 5,873,461
                                           -----------
Expenses
  Investment advisory fee...............       499,178
  Administration fee....................       149,753
  Remarketing expense...................        83,000
  Directors' fees and expenses..........        61,000
  Custodian's fees and expenses.........        36,500
  Audit fee and expenses................        21,000
  Transfer agent's fees and expenses....        20,500
  Reports to shareholders...............        20,000
  Legal fees and expenses...............        10,000
  Registration expenses.................         8,500
  Miscellaneous.........................         3,118
                                           -----------
    Total expenses......................       912,549
                                           -----------
Net investment income...................     4,960,912
                                           -----------
Realized and Unrealized Loss
on Investments
Net realized loss on investment
  transactions..........................       (39,995)
Net change in unrealized
  appreciation/depreciation on
  investments...........................       (94,033)
                                           -----------
Net realized and unrealized loss on
  investments...........................      (134,028)
                                           -----------
Net Increase in Net Assets
Resulting from Operations...............   $ 4,826,884
                                           -----------
                                           -----------

----------------------------------------------------------
DUFF & PHELPS UTILITIES
TAX-FREE INCOME INC.
Statement of Changes
In Net Assets
(Unaudited)
----------------------------------------------------------
                                Six Months
                                  Ended        Year Ended
Increase (Decrease)             April 30,     October 31,
in Net Assets                      1998           1997
                               ------------   ------------
Operations:
  Net investment income......  $  4,960,912   $  9,923,978
  Net realized gain on
    investment
    transactions.............       (39,995)        75,567
  Net change in unrealized
    depreciation of
    investments..............       (94,033)     4,101,139
                               ------------   ------------
  Net increase in net assets
    resulting from
    operations...............     4,826,884     14,100,684
Dividends and distributions:
  Dividends to common
    shareholders from net
    investment income........    (4,030,572)    (8,052,953)
  Dividends to preferred
    shareholders from net
    investment income........    (1,188,265)    (2,341,196)
Capital share transactions
  (Note 4)
  Value of Fund shares issued
    to shareholders in
    reinvestment of
    dividends................       263,574        431,295
                               ------------   ------------
Total increase (decrease)....      (128,379)     4,137,830
Net Assets
Beginning of period..........   201,816,527    197,678,697
                               ------------   ------------
End of period................  $201,688,148   $201,816,527
                               ------------   ------------
                               ------------   ------------

See Notes to Financial Statements.        See Notes to Financial Statements.

--------------------------------------------------------------------------------
DUFF & PHELPS UTILITIES TAX-FREE INCOME INC.
Financial Highlights
(Unaudited)
--------------------------------------------------------------------------------
                                                  Six Months
                                                    Ended                           Year Ended October 31,
PER SHARE OPERATING PERFORMANCE OF COMMON         April 30,      ------------------------------------------------------------
SHAREHOLDERS:                                        1998          1997         1996         1995         1994         1993
                                                  ----------     --------     --------     --------     --------     --------
Net asset value, beginning of period...........    $   16.28     $  15.84     $  15.90     $  14.23     $  16.41     $  14.14
                                                  ----------     --------     --------     --------     --------     --------
  Net investment income(d).....................          .59         1.18         1.21         1.24         1.24         1.24
  Net realized and unrealized gain (loss) on
  investments(d)...............................         (.02)         .50           --         1.70        (2.25)        2.19
                                                  ----------     --------     --------     --------     --------     --------
Net increase (decrease) from investment
  operations...................................          .57         1.68         1.21         2.94        (1.01)        3.43
                                                  ----------     --------     --------     --------     --------     --------
Dividends from net investment income to:
  Preferred shareholders.......................         (.14)        (.28)        (.27)        (.31)        (.21)        (.20)
                                                  ----------     --------     --------     --------     --------     --------
  Common shareholders..........................         (.48)        (.96)        (.96)        (.96)        (.96)        (.96)
                                                  ----------     --------     --------     --------     --------     --------
Distributions from net realized gains to:
  Preferred shareholders.......................           --           --         (.01)          --           --           --
                                                  ----------     --------     --------     --------     --------     --------
  Common shareholders..........................           --           --         (.03)          --           --           --
                                                  ----------     --------     --------     --------     --------     --------
Net asset value, end of period(a)..............    $   16.23     $  16.28     $  15.84     $  15.90     $  14.23     $  16.41
                                                  ----------     --------     --------     --------     --------     --------
                                                  ----------     --------     --------     --------     --------     --------
Per share market value, end of period(a).......    $   16.94     $  16.00     $  15.13     $  14.38     $  13.25     $  16.63
                                                  ----------     --------     --------     --------     --------
                                                  ----------     --------     --------     --------     --------
TOTAL INVESTMENT RETURN OF COMMON
SHAREHOLDERS(b)................................         8.99%       12.42%       12.19%       16.03%      (13.93)%      19.88%
RATIOS TO AVERAGE NET ASSETS OF COMMON
SHAREHOLDERS:(c)
Operating expenses.............................         1.35%(e)     1.35%        1.35%        1.37%        1.35%        1.40%
Net investment income..........................         7.35%(e)     7.46%        7.69%        8.15%        8.04%        8.00%
SUPPLEMENTAL DATA:
Average net assets of common shareholders
  (000)........................................    $ 136,099     $133,055     $132,361     $127,112     $129,300     $129,036
Portfolio turnover.............................            0%           5%          10%          66%          37%           1%
Net assets of common shareholders, end of
  period (000).................................    $ 136,688     $136,817     $132,678     $133,124     $119,090     $137,104
Asset coverage per share of preferred stock,
  end of period................................    $ 155,145     $155,243     $152,126     $152,403     $141,607     $155,465
Preferred stock outstanding (000)..............    $  65,000     $ 65,000     $ 65,000     $ 65,000     $ 65,000     $ 65,000

---------------
(a) NAV and market value are published in The Wall Street Journal each Monday.
(b) Total investment return is calculated assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Brokerage commissions are not reflected. Total return for periods of less than a full year are not annualized.
(c) Ratios calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders. Ratios do not reflect the effect of dividend payments to preferred shareholders.
(d) Calculated based upon weighted average shares outstanding during the period.
(e) Annualized.
See Notes to Financial Statements.
                                       8

----------------------------------------------------------
DUFF & PHELPS UTILITIES
TAX-FREE INCOME INC.
Notes to Financial Statements
(Unaudited)
----------------------------------------------------------
   Duff & Phelps Utilities Tax-Free Income Inc. (the 'Fund') was organized in Maryland on September 24, 1991 as a diversified, closed-end management investment company. The Fund had no operations until November 20, 1991 when it sold 8,000 shares of common stock for $112,400 to Duff & Phelps Corporation. Investment operations commenced on November 29, 1991.
   The Fund's investment objective is current income exempt from regular federal income tax consistent with preservation of capital. The Fund will seek to achieve its investment objective by investing primarily in a diversified portfolio of investment grade tax-exempt utility obligations. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific state, industry or region.

Note 1. Significant           The following is a summary of
Accounting Policies           significant accounting policies
                              followed by the Fund in the
preparation of its financial statements.
Securities Valuation: The Fund values its fixed income securities by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established by the Board of Directors of the Fund. The relative liquidity of some securities in the Fund's portfolio may adversely affect the ability of the Fund to accurately value such securities. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.
   Debt securities having a remaining maturity of 60 days or less when purchased and debt securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts.
Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes original issue discount on securities using the effective interest method.
Federal Income Taxes: It is the Fund's intention to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute sufficient net income to shareholders to qualify as a regulated investment company. For this reason, no federal income tax provision is required.
Dividends and Distributions: The Fund will declare and pay dividends to common shareholders monthly from net investment income. Net long-term capital gains, if any, in excess of loss carryforwards are expected to be distributed annually. The Fund will make a determination at the end of its fiscal year as to whether to retain or distribute such gains. For the current fiscal year end the Fund has retained net realized capital gains. Proper accrual for the tax liability has been made with respect to these undistributed gains. Dividends and distributions are recorded on the ex-dividend date. Dividends to preferred shareholders are accrued on a weekly basis and are determined as described in Note 4.
   Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from investment income and capital gains recorded in accordance with generally accepted accounting principles.
Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Deferred Organization Costs: A total of $63,000 was incurred in connection with the organization of the Fund. These costs have been deferred and are being amortized ratably over a period of 60 months from the date the Fund commenced investment operations.

Note 2. Agreements            The Fund has an Advisory
                              Agreement with Duff & Phelps Investment Management
Co. (the 'Adviser'), a subsidiary of Phoenix Duff & Phelps Corporation, and an Administration Agreement with Prudential Investments Fund Management LLC ('PIFM'), an indirect, wholly owned subsidiary of The Prudential Insurance Company of America.
   The investment fee paid to the Adviser is computed weekly and payable monthly at an annual rate of .50% of the Fund's average weekly managed assets. The administration fee paid to PIFM is also computed weekly and payable monthly at an annual rate of .15% of the Fund's average weekly managed assets.
   Pursuant to the agreements, the Adviser provides continuous supervision of the investment portfolio and pays the compensation of officers of the Fund who are affiliated persons of the Adviser. PIFM pays occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

Note 3. Portfolio             Purchases and sales of invest-
Securities                    ment securities, other than
                              short-term investments, for the six months ended
April 30, 1998 aggregated $0 and $434,995, respectively.
   The Federal income tax basis of the Fund's investments at April 30, 1998 was substantially the same as the basis for financial reporting, and, accordingly, net unrealized appreciation for federal income tax purposes was $16,164,169 (gross unrealized appreciation--$16,164,169; gross unrealized depreciation--$0).

Note 4. Capital               There are 600 million shares
                              of $.01 par value common
                              stock authorized.
   During the six months ended April 30, 1998 the Fund issued 15,920 common shares in connection with the reinvestment of dividends. For the year ended October 31, 1997 the Fund issued 27,289 common shares in connection with the reinvestment of dividends.
   The Fund's Articles of Incorporation authorize the issuance of Remarketed Preferred Stock ('RP'). Accordingly, the Fund issued 1,300 shares of RP on February 4, 1992. The RP has a liquidation value of $50,000 per share plus any accumulated but unpaid dividends.
   Dividends on shares of RP are cumulative from their date of original issue and payable on each dividend payment date. Dividend rates ranged from 3.25% to 4.50% during the six months ended April 30, 1998.
   Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred stock would be less than 200%.
   The RP is redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $50,000 per share plus any accumulated or unpaid dividends whether or not declared. The RP is also subject to a mandatory redemption at $50,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Articles of Incorporation are not satisfied.
   The holders of RP have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class. However, holders of RP are also entitled to elect two of the Fund's directors. In addition, the Investment Company Act of 1940 requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, and (b) take any action requiring a vote of security holders, including, among other things, changes in the Fund's subclassification as a closed-end investment company or changes in its fundamental investment restrictions.

Note 5. Dividends             Subsequent to April 30, 1998,
                              dividends declared and paid
on preferred shares totalled $372,436. On May 1, and June 1, 1998, the Board of Directors of the Fund declared dividends of $.08 per common share payable on May 29, and June 30, 1998, respectively, to common shareholders of record on May 15, and June 15,
1998, respectively.
                                       10

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                               OTHER INFORMATION
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   Pursuant to certain rules of the Securities and Exchange Commission the following additional disclosure is required.
   Pursuant to the Fund's Dividend Reinvestment Plan (the 'Plan'), common shareholders may elect to have all distributions of dividends and capital gains automatically reinvested by State Street Bank & Trust Company (the 'Plan Agent') in shares of common stock of the Fund ('Fund Shares') pursuant to the Plan; provided that such election is subject to the power of the Board of Directors to declare capital gains distributions in the form of stock (if such a declaration is made by the Board of Directors, all shareholders who do not elect to receive cash will receive the distribution in the form of stock whether or not they elect to participate in the Plan). Common shareholders who do not participate in the Plan will receive all distributions in cash (except as described above) paid by check in United States dollars mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Custodian, as dividend disbursing agent. Common shareholders who wish to participate in the Plan should contact the Fund at P.O. Box 8200, Boston, Massachusetts, 02266 or call toll free (800) 451-6788.
   The Plan Agent serves as agent for the common shareholders in administering the Plan. After the Fund declares a dividend or determines to make a capital gain distribution, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Fund Shares valued at the market price determined as of the time of purchase (generally, the payment date of the dividend or distribution); or if (2) the market price of Fund Shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Fund Shares at the higher of net asset value or 95% of the market price. This discount reflects savings in underwriting and other costs that the Fund otherwise will be required to incur to raise additional capital. If net asset value exceeds the market price of Fund Shares on the payment date or the Fund declares a dividend or other distribution payable only in cash (i.e., if the board of directors precludes reinvestment in Fund Shares for that purpose), the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Fund Shares in the open market, on the New York Stock Exchange, other national securities exchanges on which the Fund's common stock is listed or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of a Fund Share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of Fund Shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. The Fund will not issue shares under the Plan below net asset value.
   Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent and will receive certificates for whole Fund Shares and a cash payment will be made for any fraction of a Fund Share.
   There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.
   Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent upon at least 90 days written notice to all common shareholders of the Fund. All correspondence concerning the Plan should be directed to the Fund at the address on the front of this report.
   The Plan has been amended to permit Plan participants periodically to purchase additional common shares through the Plan by delivering to the Plan Agent a check for at least $100, but not more than $5,000, in any month. The Plan Agent will use the funds to purchase shares in the open market or in private transactions as described above with respect to reinvestment of dividends and distributions. This amendment to the Plan was approved by the Board on May 27, 1998 and is effective September 1, 1998. Thereafter, purchases made pursuant to the Plan will be made commencing at the time of the first dividend or distribution payment following the second business day after receipt of the funds for additional purchases, and may be aggregated with purchases of shares for reinvestment of the dividends and distributions. Shares will be allocated to the accounts of participants purchasing additional shares at the average price per share, plus a service charge imposed by the Plan Agent and brokerage commissions (or equivalent purchase costs) paid by the Plan Agent for all shares purchased by it, including for reinvestment of dividends and distributions. Checks drawn on a foreign bank are subject to collection and collection fees, and will be invested at the time of the next distribution after funds are collected by the Plan Agent.
   The Plan Agent will make every effort to invest funds promptly, and in no event more than 30 days after the Plan Agent receives a dividend or distribution, except where postponement is deemed necessary to comply with applicable provisions of the federal securities laws.
   Funds sent to the Plan Agent for voluntary additional share investment may be recalled by the participant by written notice received by the Plan Agent not later than two business days before the next distribution payment date. If for any reason a regular monthly distribution is not paid by the Fund, funds for voluntary additional share investment will be returned to the participant, unless the participant specifically directs that they continue to be held by the Plan Agent for subsequent investment.
   There have been no material changes in the Fund's investment objectives or policies, charter or by-laws and principal risk factors associated with investment in the Fund.
   At annual shareholder meetings held on May 27, 1998, shareholders elected William Crawford, Philip R. McLoughlin and Richard A. Pavia as directors of the Fund and also approved the selection of Ernst & Young LLP as the independent auditors for the Fund for the fiscal year ending October 31, 1998. Francis E. Jeffries, Everett L. Morris and William N. Georgeson were not up for election and their terms accordingly continued after the date of such meetings. The results of the matters voted upon were as follows:

                                                                       Number of Shares
                                                     ----------------------------------------------------
                                                                     Withheld
                                                        For          Authority      Against      Abstain
                                                     ----------      ---------      -------      --------
Election of William Crawford1                         7,285,211       102,787
Election of Philip McLoughlin1                        7,276,533       111,465
Selection of Ernst & Young LLP1                       7,250,961                     53,351         83,686
Election of Richard A. Pavia2                             1,218

1The number of common shares issued outstanding and eligible to vote were 8,420,679. Quorum was 7,387,998 or 87.74% of eligible voting shares.

2The number of remarketed preferred shares outstanding and eligible to vote as a separate class were 1,300 of which 1,218 (93.69%) were voted.

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            Directors
            Francis E. Jeffries, Chairman
            E. Virgil Conway
            William W. Crawford
            William N. Georgeson
            Philip R. McLoughlin
            Everett L. Morris
            Eileen A. Moran
            Richard A. Pavia
            Harry Dalzell-Payne

            Officers
            Calvin J. Pedersen, President & Chief Executive
              Officer
            James D. Wehr, Vice President & Chief Investment
              Officer
            Thomas N. Steenburg, Secretary
            James W. Rosenberger, Treasurer & Assistant
              Secretary

            Investment Adviser
            Duff & Phelps Investment Management Co.
            55 East Monroe Street
            Suite 3800
            Chicago, IL 60603
            (312) 368-5500

            Administrator
            Prudential Investments Fund Management LLC
            Gateway Center Three
            100 Mulberry Street
            Newark, NJ 07102-4077
            Call toll free (800) 225-1852

            Custodian and Transfer Agent
            State Street Bank and Trust Company
            One Heritage Drive
            North Quincy, MA 02171
            Call toll free (800) 451-6788

            Independent Auditors
            Ernst & Young LLP
            233 South Wacker Drive
            Chicago, IL 60606

            Legal Counsel
            Skadden, Arps, Slate, Meagher & Flom (Chicago)
            333 West Wacker Drive
            Chicago, IL 60606

              The accompanying financial statements as of April 30, 1998 were not audited and accordingly, no opinion is expressed on them.

              This report is for stockholder information. This is not a
            prospectus intended for use in the purchase or sale of Fund shares.

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